Subsequent Events (Details Narrative) - Subsequent Event [Member] - Sahara Petroleum Services Company S.A.E [Member] - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended
	Feb. 27, 2020	Jan. 27, 2020
Payments to acquire business	$ 27,000
Payment of debt for business acqisition	$ 22,000
Share issue price per share		$ 10.00